UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported):______________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor1: 0001353254

TruPS Financials Note Securitization 2026-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________________

1 EJF Capital LP acts as depositor for the issuer.

Central Index Key Number of underwriter (if applicable): ________________

Neal J. Wilson - (703) 875-0591

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II : FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Certified Public Accountants, dated January 28, 2026, of Grant Thornton LLP, attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EJF Capital LP (Depositor)

Date: February 6, 2026
	By:	/s/ Neal J. Wilson
		Name:	Neal J. Wilson
		Title:	Co-Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Report of Independent Certified Public Accountants, dated February 6, 2026 of Grant Thornton LLP